Income Tax - Schedule of Numerical Reconciliation of Income Tax Expenses to Prima Facie Tax Payable (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Numerical Reconciliation of Income Tax Expenses to Prima Facie Tax Payable [Abstract]
Tax effect at the Hong Kong profits tax rate	16.50%	16.50%	16.50%